Post-Employment Benefits - Changes in Present Value of Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	₩ 146,650	₩ 148,868	₩ 173,879
Interest cost	5,450	18,854	23,942
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Fair value of plan assets at January 1	1,444,252	1,491,146
Current service cost	146,650	148,868
Interest cost	55,318	67,426
Remeasurements (before tax)	(82,071)	142,422
Benefit payments	(284,794)	(399,549)
Net transfers from (to) related parties	(3,036)	(5,975)
Others	(9)	(86)
Defined benefit obligations at December 31	₩ 1,276,310	₩ 1,444,252	₩ 1,491,146